Nature of operations and going concern	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Nature of operations and going concern

1.	Nature of operations and going concern

Athena Gold Corporation (the “Company”) was incorporated in Delaware on December 23, 2003. On March 27, 2025, the shareholders of the Company approved the re-domestication of the Company to change its corporate jurisdiction from the State of Delaware to the Province of British Columbia, Canada by means of a “merger” into a British Columbia corporation under the Delaware General Corporation Law and a “continuation” followed by an amalgamation under the Business Corporations Act (British Columbia). On April 15, 2025, the amalgamation occurred between Athena and Nova Athena and concurrently Nova Athena changed its name to Athena. The Company’s head office is at Suite 204, 1497 Martin St., White Rock, British Columbia, Canada V4B 3W8.

The Company is listed on the Canadian Securities Exchange (“CSE”) trading under the symbol “ATHA” and is co-listed on the United States (“US”) OTCQB trading under the symbol “AHNRF”. After the shareholders’ approval of the re-domestication (March 27, 2025), the Company became a foreign private issuer under the United States Securities and Exchange Commission, as it is incorporated outside of the United States. The Company now files an annual Form 20-F instead of a Form 10-K, and quarterly Form 6-K instead of a 10-Q.

On April 2, 2026, the Company completed a share consolidation on the basis of one (1) new common share issued for every 9.9 common shares previously held. All share and per share information has been retrospectively adjusted within these condensed interim consolidated financial statements (the “financial statements”), in addition to the financial statements for the year ended December 31, 2025.

The Company is engaged in the acquisition and exploration of mineral properties and is in the process of exploring its mineral properties and has not yet determined whether its mineral properties contain mineral reserves that are economically recoverable. The Company's continuing operations and the underlying value and recoverability of the amounts shown for mineral properties are entirely dependent upon the existence of economically recoverable mineral reserves, the ability of the Company to obtain the necessary financing to complete the exploration and development of the mineral properties, obtaining the necessary permits to mine, and on future profitable production or proceeds from the disposition of the mineral properties.

As of March 31, 2026, the Company had cash and cash equivalents of $2,864,372 (December 31, 2025 - $2,839,369) and working capital of $5,691,193 (December 31, 2025 - $5,783,689). A major component of the working capital consists of investments of three publicly traded companies: Carlton Precious Inc, Bravada Gold Corporation, and Mammoth Minerals Limited (Note 2).

The ability of the Company to meet its obligations and continue operations is dependent on its ability to obtain additional debt or equity financing. Although the Company has been successful in raising equity capital to date, there can be no assurance that adequate or sufficient capital will be available in the future or available under terms acceptable to the Company, or that the Company will be able to liquidate its investments in an orderly fashion. These material uncertainties may cast a significant doubt about the Company’s ability to continue as a going concern.